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                               RYDEX DYNAMIC FUNDS

                        SUPPLEMENT DATED OCTOBER 10, 2000
                    TO THE RYDEX DYNAMIC FUNDS PROSPECTUS AND
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2000


This supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information ("SAI") and should be read in conjunction with the Prospectus and SAI.
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THE FOLLOWING PARAGRAPH SUPPLEMENTS AND, TO THE EXTENT IT MAY CONTRADICT
DISCLOSURE IN THE PROSPECTUS, SUPERCEDES THE INFORMATION FOUND ON PAGES 19 AND 20 OF THE PROSPECTUS:

DIRECT INVESTMENT IN THE DYNAMIC FUNDS

In most cases, Investors may only invest in a Dynamic Fund through an exchange transaction, as described in the Prospectus. Nonetheless, you may be able to purchase shares of the Dynamic Funds through your financial intermediary, without first purchasing shares of the Money Market Fund. Please contact your financial intermediary directly for more information and to determine if this option is available to you.

ON NOVEMBER 30, 2000 THE ADVISOR WILL BE MOVING TO A NEW LOCATION. AFTER NOVEMBER 30, 2000 ALL REFERENCES TO THE ADDRESS AND PHONE AND FAX NUMBERS OF RYDEX DYNAMIC FUNDS, ITS OFFICERS AND TRUSTEES, AND THE ADVISOR SHOULD BE REPLACED WITH THE FOLLOWING INFORMATION:


                  ADDRESS -     9601 Blackwell Road
                                Suite 500
                                Rockville, MD 20850

                  PHONE -       (301) 296-5100
                                1-800-820-0888

                  FAX -         (301) 296-5103



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                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE